Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000220895 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220895 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220896 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220896 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220897 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000220897 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220898 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000220898 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.20%